Tax matters - Changes in Tax assets and liabilities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred tax assets and liabilities
Deferred tax assets - Balances at the beginning of the period	$ 17,184	$ 20,881
Deferred tax assets - (Charge)/Credit to Consolidated Income	2,882	(3,561)
Deferred tax assets - (Charge) Credit to Consolidated Other Comprehensive Income	725	(136)
Deferred tax assets - Balances at the end of the period	20,791	17,184	$ 20,881
Deferred tax liabilities - Balances at the beginning of the period	(635)	(2,841)
Deferred tax liabilities - (Charge)/Credit to Consolidated Income	(2,725)	2,280
Deferred tax liabilities - (Charge) Credit to Consolidated Other Comprehensive Income	14	(101)
Deferred tax liabilities - Other Movements	42	27
Deferred tax liabilities - Balances at the end of the period	(3,304)	(635)	(2,841)
Balances at the beginning of the period	16,549	18,040
(Charge)/Credit to Consolidated income	157	(1,281)	(213)
(Charge) Credit to Consolidated Other Comprehensive Income	739	(237)
Other Movements	42	27
Balances at the end of the period	$ 17,487	$ 16,549	$ 18,040